Dividends	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividends
33	DIVIDENDS
In compliance with certain covenants, the company will not pay dividends for the years 2018 and 2019, except for transactions with non-controlling interests described in Note 35-d).